As filed with the Securities and Exchange Commission on August 29, 2006
                                     Investment Company Act File number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  June 30, 2006

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
CALIFORNIA                                  600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY TAX FREE                                                    (212) 830-5200
INCOME FUND, INC.
================================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of California Daily Tax Free Income Fund, Inc. ("the Fund") for the period January 1, 2006 through June 30, 2006.

The Fund had net assets of $217,068,116 and 349 active shareholders as of June 30, 2006.

We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,
\s\Steven W. Duff






Steven W. Duff
President












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value   Ending Account Value   Expenses Paid During the
         Class A Shares                      01/01/06                 06/30/06                 Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                $1,011.50                 $4.49
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                $1,020.33                 $4.51
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value   Ending Account Value   Expenses Paid During the
         Class B Shares                      01/01/06                 06/30/06                 Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                $1,012.40                 $3.54
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                $1,021.27                 $3.56
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value   Ending Account Value   Expenses Paid During the
        Advantage Shares                     01/01/06                 06/30/06                 Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                $1,010.80                 $5.09
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                $1,019.74                 $5.11
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.90%, 0.71% and 1.02% for the Class A, Class B and Advantage shares, respectively, multiplied by the average account value over the period (January 1, 2006 through June 30, 2006), multiplied by 181/365 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bond (c) (0.92%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Plaquemines, LA Port, Harbor and Terminal District Port Facilities
              RB (International Marine Terminal Project) - Series 1984
              LOC KBC Bank, N.V.                                                03/15/07    3.50%    $ 1,998,589     P-1      A-1
-----------                                                                                          -----------
  2,000,000   Total Put Bond                                                                           1,998,589
-----------                                                                                          -----------

Tax Exempt Commercial Paper (3.69%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Port of Oakland, CA - Series E
              LOC BNP Paribas/Lloyds TSB Bank PLC                               07/06/06    3.31%    $ 3,000,000     P-1      A-1+
  2,000,000   Regents of the University of California                           07/06/06    3.38       2,000,000     P-1      A-1+
  3,000,000   Regents of the University of California - Series A                07/10/06    3.30       3,000,000     P-1      A-1+
-----------                                                                                          -----------
  8,000,000   Total Tax Exempt Commercial Paper                                                        8,000,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (16.67%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   California Grant Joint Union High School District TRAN
              Series 2005-6                                                     12/06/06    4.50%    $ 2,010,476             SP-1+
  4,000,000   California Statewide Communities Development Authority,
              2006 TRANs - Series A-1,
              LOC Dexia CLF 14%                                                 06/29/07    3.59       4,034,560    MIG-1    SP-1+
  2,000,000   Gulf Coast Waste Disposal Authority RB, TX - Series 1992          10/01/06    2.00       1,991,368     P-1      A-1+
  4,000,000   Los Angeles, CA TRANs - Series 2006-2007                          06/29/07    3.75       4,028,080    MIG-1    SP-1+
  1,000,000   Los Angeles, CA UFSD - Series E (d)                               07/01/06    2.74       1,000,000
  3,850,000   Milpitas, CA UFSD TRAN - Series 2005                              07/06/06    4.00       3,850,730             SP-1+
  2,700,000   Mountain View, Los Altos,CA Unified High School District TRAN
              (Santa Clara County) - Series 2006                                07/10/07    3.63       2,722,599             SP-1+
  2,300,000   Mountain View, Los Altos, CA
              Unified High School District TRAN - Series 2005                   07/06/06    4.00       2,300,414             SP-1+
  5,000,000   Plaquemines, LA Port, Harbor & Terminal District Port Facility RB
              (Chevron Pipeline Company Poject) - Series 1984
              Guaranteed by Chevron Corp.                                       09/01/06    3.00       5,000,000     P-1      A-1+
  3,000,000   San Diego, CA UFSD TRAN Series 2005A                              07/14/06    4.00       3,001,477    MIG-1    SP-1+
  3,000,000   San Diego, CA UFSD TRAN Series A                                  07/24/06    4.00       3,002,502    MIG-1    SP-1+
    750,000   State of Texas Public Finance Authority - Series 2003 (d)         10/01/06    2.50         748,514
  2,500,000   State of Texas TRAN - Series 2005                                 08/31/06    4.50       2,505,791    MIG-1    SP-1+
-----------                                                                                          -----------
 36,100,000   Total Tax Exempt General Obligation Notes & Bonds                                       36,196,511
-----------                                                                                          -----------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (82.58%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Association for Bay Area Government Finance Authority for
              Nonprofit Corporations (Jewish Community Center Project) -
              Series 2002
              LOC Allied Irish Bank PLC/Bank of New York                        11/15/31    3.95%    $ 2,500,000    VMIG-1
  1,755,000   Brockton, MA Housing Development Corp. Floater Trusts -
              Series L 48J
              Guaranteed by Federal National Mortgage Association               09/01/24    3.96       1,755,000              A-1+
  3,000,000   California ABN AMRO MuniTOPs Certificates Trust
              (Sequioa Union Single Assets) - Series 2004-26
              Insured by MBIA Insurance Corp.                                   08/01/12    4.00       3,000,000    VMIG-1
  5,000,000   California ABN AMRO MuniTOPs Certificates Trust
              (Sequioa Union Single Assets) - Series 2003-2
              Insured by MBIA Insurance Corp.                                   01/01/10    4.00       5,000,000    VMIG-1
  5,300,000   California Association for Bay Area Government Nonprofit Corp.
              (Valley Christian Schools)
              LOC Bank of America, N.A.                                         11/01/32    3.95       5,300,000    VMIG-1
  3,000,000   California GO Bonds - Series 1996
              (Societe Generale Municipal Security Trust Receipts) -
              Series SGB 7
              Insured by FGIC                                                   09/01/21    4.00       3,000,000              A-1+
  1,210,000   California HFFA RB (Adventist Hospital) - Series A
              LOC U.S. Bank, N.A.                                               08/01/21    3.95       1,210,000    VMIG-1    A-1+
  3,540,000   California Infrastructure & EDRB
              (San Francisco Ballet Association Project) - Series 2002
              LOC Allied Irish Banks PLC                                        07/01/32    3.95       3,540,000    VMIG-1
  6,900,000   California State Department of Water Resources
              Power Supply RB - Series 2002 C-15
              LOC Bank of Nova Scotia                                           05/01/22    3.95       6,900,000    VMIG-1    A-1+
  2,000,000   California State GO Bonds (Kindergarten University Public
              Education Facilities - Series 2004A)
              LOC Citibank/California State Teachers Retirement System          05/01/34    3.88       2,000,000    VMIG-1    A-1+
  5,000,000   California State GO Bonds - Series 2003 B-3
              LOC BNP Paribas/Bank of New York/California State Teachers
              Retirement System                                                 05/01/33    3.92       5,000,000    VMIG-1    A-1+
  3,000,000   California State GO Bonds - Series 2005-B7
              LOC Landesbank Hessen Thurigen Girozentrale                       05/01/40    3.92       3,000,000    VMIG-1    A-1+
  3,375,000   California State GO Refunding Bonds - Putters - Series 1131
              Insured by AMBAC Assurance Corp.                                  03/01/13    4.00       3,375,000              A-1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND. INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,585,000   California Statewide Communities Development Authority RB
              (Japanese American Museum) - Series 2000A
              LOC Allied Irish Banks PLC                                        08/01/30    3.95%    $ 4,585,000              A-1
  1,000,000   California Statewide Communities Development Authority RB
              (North Peninsula Jewish Campus) - Series 2004
              LOC Bank of America, N.A.                                         07/01/34    3.93       1,000,000    VMIG-1
  1,320,000   Carlsbad, CA MHRB
              (Santa Fe Ranch Apartments Project) - Series 1993 A
              Guaranteed by Federal Home Loan Mortgage Corporation              06/01/16    3.94       1,320,000    VMIG-1
  3,000,000   City & County of San Francisco, CA Financial Corporation
              (Moscone Center Expansion Project) ) - Series 2001-1
              Insured by AMBAC Assurance Corp.                                  04/01/30    3.88       3,000,000    VMIG-1    A-1+
  1,700,000   City of Pulaski and Giles, TN IDRB
              (Martin Methodist College Program) - Series 2004
              LOC Amsouth Bank                                                  01/01/24    4.09       1,700,000    VMIG-1
  1,120,000   Colton, CA Redevelopment Agency 1985 Issue - Series A
              LOC Federal Home Loan Bank                                        05/01/10    3.90       1,120,000              A-1+
  3,500,000   Commonwealth of Puerto Rico Public Improvement Refunding Bonds,
              Series 2001 TICs/TOCs Trust - Series 2001-1
              Insured by FSA                                                    07/01/27    3.98       3,500,000              A-1+
  2,500,000   Connecticut State GO Bonds - Series 2001A                         02/15/21    3.98       2,500,000    VMIG-1    A-1+
  3,000,000   Connecticut State HEFA (Yale University) - Series T               07/01/29    3.92       3,000,000    VMIG-1    A-1+
  1,100,000   Dublin, CA MHRB (Park Sierra at Iron Horse Trail) - Series 1998A
              LOC KBC Bank, N.V.                                                06/01/28    3.97       1,100,000    VMIG-1
  4,400,000   Eagle Tax-Exempt Trust, J Series 20060041 Class A COPs
              (San Diego UFSD 2004 GO Bonds)
              Insured by FSA                                                    07/01/29    4.01       4,400,000              A-1+
  3,000,000   Golden State Tobacco Securitization Corporation RB
              TOCs Trust - Series 2004-B
              Insured by AMBAC Assurance Corp.                                  06/01/28    4.00       3,000,000              A-1
  1,000,000   Irvine Ranch, CA Water District #182 - Series A
              LOC Landesbank Hessen Thurigen Girozentrale                       11/15/13    3.90       1,000,000              A-1+
    900,000   Irvine Ranch, CA Water District
              (Sewer Improvement Bond # 284) - Series 1988A
              LOC Landesbank Hessen Thurigen Girozentrale                       11/15/13    3.90         900,000              A-1+
  8,430,000   Irvine, CA Improvement Bond Act - 1915 Assessment District # 89-10
              LOC Bayerische Hypo-und Vereinsbank, A.G.                         09/02/15    3.96       8,430,000    VMIG-1    A-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,100,000   Irvine, CA Improvement Bond Act - 1915
              Assessment District # 04-20 - Series A
              LOC KBC Bank, N.V.                                                09/02/30    3.93%    $ 4,100,000    VMIG-1
  3,000,000   Irvine, CA Improvement Bond Act - 1915
              Assessment District # 03-19 - Series A
              LOC Bank of New York/California State Teachers Retirement System  09/02/29    3.91       3,000,000    VMIG-1
  2,200,000   Irvine, CA Improvement Bond Act - 1915 Assessment District # 87-8
              LOC KBC Bank                                                      09/02/24    3.93       2,200,000    VMIG-1    A-1
  1,000,000   Irvine, CA Improvement Bond Act - 1915
              Assessment District # 97-16
              LOC State Street Bank & Trust Company                             09/02/22    3.91       1,000,000    VMIG-1    A-1+
  1,200,000   Irvine, CA Improvement Bond Act - 1915
              Assessment District # 93-14
              LOC Bank of America                                               09/02/25    3.90       1,200,000    VMIG-1    A-1+
  1,000,000   Los Angeles, CA
              (Department of Water and Power System) - Series 2001-B-3          07/01/34    3.94       1,000,000    VMIG-1    A-1+
  5,000,000   Los Angeles, CA
              (Department of Water and Power System) - Series 2002 A-6          07/01/35    3.92       5,000,000    VMIG-1    A-1+
  3,300,000   Los Angeles, CA Housing Authority MHRB
              (Malibu Meadows Project) - Series 1998B
              Collateralized by Federal National Mortgage Association           04/15/28    3.91       3,300,000              A-1+
  1,500,000   Metropolitan Transportation Authority, NY - Series 2005E-2
              LOC Fortis Bank                                                   11/01/35    3.95       1,500,000    VMIG-1    A-1+
  1,375,000   Minnesota Higher Education Facilities Authority
              (St. Olaf College Project) - Series Five-M1 and Five-M2
              LOC Harris Trust & Savings Bank                                   10/01/20    4.04       1,375,000    VMIG-1
  1,200,000   Orange County, CA Apartments Development RB
              (Niguel Summit 1) - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/09    3.93       1,200,000    VMIG-1
  1,000,000   Orange County, CA Sanitation District COPs - Series 2006          02/01/36    3.91       1,000,000    VMIG-1    A-1+
  2,270,000   Puerto Rico Commonwealth Infrastructure Financing Authority
              Special Obligation Bonds - Series 2000A, TOCs Trust -
              Series 2000-1                                                     04/01/27    3.98       2,270,000              A-1+
  6,500,000   Putters - Series 1080 (Anaheim, CA Public Finance Authority RB
              (City of Anaheim Electronic System Distribution Facility) -
              Series 1999
              Insured by AMBAC Assurance Corp.                                  10/01/13    4.00       6,500,000     P-1      A-1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Rancho, CA Water District Finance Authority - Series 2001B
              Insured by FGIC                                                   08/01/31    3.91%  $ 3,000,000      VMIG-1
  4,000,000   Regents of the University of California Limited Project RB -
              Series 2005B
              (The Eagle Tax-Exempt Trust, J Series 720050084)
              Insured by FSA                                                    05/15/38     4.01     4,000,000               A-1+
  3,500,000   Richardson Independent School District, TX - Series 2000
              Guaranteed by Texas Permanent School Fund                         08/15/24     3.97     3,500,000     VMIG-1    A-1+
  2,000,000   ROCs II-R Trust - Series 185 (Commonwealth of Puerto Rico
              Improvement Bonds of 2003 - Series A)
              Insured by FGIC                                                   07/01/16     3.99     2,000,000     VMIG-1
  3,000,000   ROCs II-R Trust - Series 534 (Sweetwater, CA Union High School
              District Election of 2000 GO Bonds - Series C)
              Insured by FSA                                                    08/01/29     4.00     3,000,000     VMIG-1
  3,395,000   Sacramento County, CA MHRB (Smoketree Apartments) - Series 1990A
              Collateralized by Federal National Mortgage Association           04/15/10     3.92     3,395,000               A-1+
  2,700,000   San Bernadino County, CA COPs
              (County Center Refinancing Project) - Series 1996
              LOC BNP Paribas                                                   07/01/15     3.89     2,700,000     VMIG-1    A-1+
  2,900,000   San Diego, CA COPs (San Diego Museum of Art)
              LOC Allied Irish Banks PLC                                        09/01/30     4.10     2,900,000     VMIG-1
  5,500,000   San Francisco, CA Redevelopment Agency of City & County
              (Filmore Center) - Series A1
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/17     3.95     5,500,000               A-1+
  4,200,000   Santa Clara County, CA Hospital Facility RB
              (1985 Valley Medical Center Project) - Series A
              LOC State Street Bank & Trust Company                             08/01/15     3.90     4,200,000     VMIG-1
  1,675,000   Santa Clara County, CA MHRB
              (Grove Garden Apartments) - Series 1997A
              Collateralized by Federal National Mortgage Association           02/15/27     3.91     1,675,000               A-1+
  1,000,000   Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
              Guaranteed by Federal Home Loan Mortgage Corporation              06/01/10     3.91     1,000,000               A-1+
  2,000,000   Southern California Public Power Authority
              (Southern Transmission Project) - Series 2000A
              Insured by FSA                                                    07/01/23     3.92     2,000,000     VMIG-1    A-1+
  5,155,000   State Public Works Board of the State of California
              Lease Revenue Refinding Bonds - Putters - Series 1175
              Insured by AMBAC Assurance Corp.                                  07/01/13     4.00     5,155,000               A-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   The City of New York, NY GO Bonds - Fiscal 2004 Series H-7
              LOC KBC Bank                                                      03/01/34    3.95%   $  1,000,000    VMIG-1    A-1
  2,945,000   Turlock Irrigation District, CA (ROCs II R Trust - Series 2035)
              Insured by MBIA Insurance Corp.                                   01/01/20    4.00       2,945,000              A-1+
  3,000,000   Valdez, AK Marine Terminal
              (BP Pipelines Inc. Project) - Series 2003B                        07/01/37    3.99       3,000,000    VMIG-1    A-1+
  1,800,000   Vallejo, CA Housing Authority MHRB
              (Crow Western Project Phase II) - Series 1985C
              LOC Bank of America, N.A.                                         01/01/08    3.94       1,800,000    VMIG-1
  5,700,000   West Side Calhoun County, TX Navigation District Environmental
              Facilities RB (BP Chemicals Inc. Project) - Series 2000           10/01/30    4.04       5,700,000              A-1+
-----------                                                                                         ------------
179,250,000   Total Variable Rate Demand Instruments                                                 179,250,000
-----------                                                                                         ------------

Variable Rate Demand Instruments - Private Placements (e) (1.11%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,725,000   Redevelopment Agency of the City of Morgan Hill
              (Kent Trust Project) - Series 1984B
              LOC Comerica Bank                                                 12/01/14    4.13%   $  1,725,000     P-1      A-1
    680,000   Redevelopment Agency of the City of Morgan Hill
              (Nob Hill Venture Investments) - Series 1984
              LOC Wells Fargo Bank, N.A.                                        12/01/09    4.13         680,000     P-1      A-1+
-----------                                                                                         ------------
  2,405,000   Total Variable Rate Demand Instruments - Private Placements                              2,405,000
-----------                                                                                         ------------
              Total Investments (104.97%) (cost $227,850,100+)                                       227,850,100
              Liabilities in excess of cash and other assets (-4.97%)                                (10,781,984)
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $217,068,116
                                                                                                    ============

            + Aggregate cost for federal income tax purposes is identical.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
   COPs    =   Certificates of Participation                 MHRB    =   Multi-Family Housing Revenue Bond
   EDRB    =   Economic Development Revenue Bond             RB      =   Revenue Bond
   FGIC    =   Financial Guaranty Insurance Company          ROCs    =   Reset Option Certificates
   FSA     =   Financial Security Assurance                  TICs    =   Trust Inverse Certificates
   GO      =   General Obligation                            TOCs    =   Tender Option Certificates
   HEFA    =   Health and Education Facilities Authority     TOPs    =   Tender Option Puts
   HFFA    =   Health Facility Finance Authority             TRANs   =   Tax and Revenue Anticipation Notes
   IDRB    =   Industrial Development Revenue Bond           UFSD    =   Unified School District
   LOC     =   Letter of Credit









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JUNE 30, 2006
(UNAUDITED)
================================================================================

-------------------------- ---------------------------- -------------------------------
         States                       Value                     % of Portfolio
-------------------------- ---------------------------- -------------------------------
Alaska                              $  3,000,000                      1.32%
California                           182,805,838                     80.23
Connecticut                            5,500,000                      2.41
Louisiana                              6,998,589                      3.07
Massachusetts                          1,755,000                      0.77
Minnesota                              1,375,000                      0.60
New York                               2,500,000                      1.10
Puerto Rico                            7,770,000                      3.41
Tennessee                              1,700,000                      0.75
Texas                                 14,445,673                      6.34
-------------------------- ---------------------------- -------------------------------
Total                               $227,850,100                    100.00%
-------------------------- ---------------------------- -------------------------------




























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)
================================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1)...............................    $   227,850,100
   Accrued interest receivable.........................................................          1,639,185
   Prepaid expenses....................................................................             16,930
                                                                                           ---------------
         Total assets..................................................................        229,506,215
                                                                                           ---------------

LIABILITIES:

   Payable to affiliates*..............................................................             11,721
   Due to custodian....................................................................          1,484,869
   Payable for securities purchased....................................................         10,785,239
   Accrued expenses....................................................................             39,039
   Dividends payable...................................................................            117,171
   Other payable.......................................................................                 60
                                                                                           ---------------
         Total liabilities.............................................................         12,438,099
                                                                                           ---------------
   Net assets..........................................................................    $   217,068,116
                                                                                           ===============

SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 3).............................    $   217,236,787
   Accumulated net realized loss.......................................................           (193,734)
   Accumulated undistributed net income................................................             25,063
                                                                                           ---------------
   Net assets..........................................................................    $   217,068,116
                                                                                           ===============
   Net asset value, per share (Note 3):

     Class A shares, ($149,813,062 applicable to 149,929,473 shares outstanding).......           $   1.00
                                                                                                  ========

     Class B shares, ($26,860,053 applicable to 26,880,924 shares outstanding).........           $   1.00
                                                                                                  ========

     Advantage shares, ($40,395,001 applicable to 40,426,390 shares outstanding).......           $   1.00
                                                                                                  ========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:
  Interest.............................................................................     $    3,566,949
                                                                                            --------------
Expenses: (Note 2)
  Investment management fee...........................................................            339,915
  Administration fee..................................................................            237,941
  Distribution fee (Advantage shares).................................................             98,298
  Shareholder servicing fee (Class A shares)..........................................            162,620
  Shareholder servicing fee (Advantage shares)........................................             54,610
  Custodian expenses..................................................................             12,219
  Shareholder servicing and related shareholder expenses+.............................             59,150
  Legal, compliance and filing fees...................................................             43,531
  Audit and accounting................................................................             70,468
  Directors' fees and expenses........................................................              9,543
  Miscellaneous.......................................................................              6,652
                                                                                           --------------
    Total expenses....................................................................          1,094,947
    Less: Fees waived.................................................................            (72,086)
                                                                                           --------------
    Net expenses......................................................................          1,022,861
                                                                                           --------------
Net investment income.................................................................          2,544,088
                                                                                           --------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments.......................................................            119,461
                                                                                            --------------
Increase in net assets from operations.................................................     $    2,663,549
                                                                                            ==============

+ Includes class specific transfer agency expenses of $34,689 and $5,806 for Class A and Class B shares, respectively.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                       Six Months
                                                                          Ended                       Year
                                                                      June 30, 2006                   Ended
                                                                       (Unaudited)              December 31, 2005
                                                                        ---------               -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income......................................       $     2,544,088            $       3,379,791
   Net realized gain on investments...........................               119,461                      161,935
                                                                     ---------------            -----------------
   Increase in net assets from operations.....................             2,663,549                    3,541,726

Dividends to shareholders from net investment income:*
   Class A shares.............................................            (1,867,014)                  (2,712,728)
   Class B shares.............................................              (252,986)                    (293,680)
   Advantage shares...........................................              (474,200)                    (487,715)
                                                                     ---------------             ----------------
   Total dividend to shareholders.............................            (2,594,200)                  (3,494,123)

Capital share transactions (Note 3):
   Class A shares.............................................           (22,716,293)                 (10,340,974)
   Class B shares.............................................             6,197,265                   (3,374,318)
   Advantage shares...........................................            (7,621,972)                  13,620,324
                                                                     ---------------             ----------------
   Total capital share transactions...........................           (24,141,000)                     (94,968)
                                                                     ---------------             ----------------
   Total increase (decrease)  ................................           (24,071,651)                     (47,365)

Net assets:
   Beginning of period........................................           241,139,767                  241,187,132
                                                                     ---------------             ----------------
   End of period..............................................       $   217,068,116             $    241,139,767
                                                                     ===============             ================
Undistributed net investment income...........................       $        25,063             $         75,175
                                                                     ===============             ================



* Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Advantage California Tax Exempt Liquidity Fund ("Advantage shares"). The Class A and Advantage shares are subject to a service fee pursuant to the Shareholder Servicing Agreements. Pursuant to its Plan, the Advantage shares are also subject to a distribution fee under its Distribution Agreement. The Class B shares are not subject to either of these fees. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to service and distribution fees and transfer agent expenses. Income, expense (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Advantage shares commenced operations on November 22, 2002.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:


     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable, if any, income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

1. Summary of Accounting Policies (Continued)

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement (with respect to all classes) and a Shareholder Servicing Agreement (with respect to Class A and Advantage shares only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a fee equal to 0.20% of the average daily net assets with respect to the Class A shares and a service fee of 0.25% with respect to the Advantage shares. In addition, the Distributor receives 0.45% per annum in distribution fees of the Advantage share's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the period ended June 30, 2006, the following fees were voluntarily waived by the Distributor:

Distribution fees - Advantage shares......................   $   17,475
Shareholder servicing fees - Advantage shares.............       54,611
                                                             ----------
    Total.................................................   $   72,086
                                                             ==========
The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $100,486 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of the Fund. For the period ended June 30, 2006 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A and B shares of the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

3. Capital Stock

At June 30, 2006, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months
                                                     Ended                              Year
                                                 June 30, 2006                          Ended
Class A shares                                    (Unaudited)                     December 31, 2005
--------------                                     ---------                      -----------------
Sold......................................         319,110,358                        684,952,222
Issued on reinvestment of dividends.......           1,561,797                          2,372,175
Redeemed..................................        (343,388,448)                      (697,665,371)
                                                 -------------                      -------------
Net increase (decrease)...................         (22,716,293)                       (10,340,974)
                                                 =============                      =============

Class B shares
--------------
Sold......................................          63,667,165                         70,758,992
Issued on reinvestment of dividends.......             225,774                            293,437
Redeemed..................................         (57,695,674)                       (74,426,747)
                                                 -------------                      -------------
Net increase (decrease)...................           6,197,265                         (3,374,318)
                                                 =============                      =============

Advantage shares
----------------
Sold......................................          79,730,664                        102,151,026
Issued on reinvestment of dividends.......             428,179                            486,664
Redeemed..................................         (87,780,815)                       (89,017,366)
                                                 -------------                      -------------
Net increase (decrease)...................          (7,621,972)                        13,620,324
                                                 =============                      =============


4. Tax Information

The tax character of all distributions paid during the years ended December 31, 2005 and 2004 were tax-exempt income.

During the year ended December 31, 2005, the Fund utilized $161,935 of its carried forward capital losses.

At December 31, 2005, the Fund had for federal income tax purposes, capital losses of $313,195, which may be carried forward to offset future capital gains. Such losses expire December 31, 2009.

At December 31, 2005, the undistributed tax-exempt income for income tax purposes amounted to $75,175.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 76% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.

6.  Financial Highlights

                                            Six Months
                                               Ended                        Years Ended December 31,
Class A shares                             June 30, 2006   --------------------------------------------------------------
--------------                              (Unaudited)       2005         2004         2003         2002         2001
                                             ---------     ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....     $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             ---------     ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income................        0.011         0.015        0.003        0.002        0.005        0.016
   Net realized and unrealized gain (loss)
     on investments.....................        0.000         0.000        0.000        0.000        0.000        0.000
                                             ---------     ----------   ----------   ----------   ----------   ----------
   Total from investment operations.....        0.011         0.015        0.003        0.002        0.005        0.016
Less distributions from:
   Dividends from net investment income        (0.011)       (0.015)      (0.003)      (0.002)      (0.005)      (0.016)
   Net realized gains on investments....       ( --  )       ( --  )      ( --  )      ( --  )      ( --  )      ( --  )
                                             ---------     ----------   ----------   ----------   ----------   ----------
   Total Distributions..................       (0.011)       (0.015)      (0.003)      (0.002)      (0.005)      (0.016)
                                             ---------     ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..........     $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             =========     ==========   ==========   ==========   ==========   ==========
Total Return............................        1.15%(a)      1.50%        0.33%        0.17%        0.55%        1.57%
Ratios/Supplemental Data
Net assets, end of period (000's).......     $ 149,813     $ 172,476    $ 182,770    $ 163,675    $ 161,935    $ 184,975
Ratios to average net assets:
   Expenses, net of fees waived (b).....        0.90%(c)      0.89%        0.88%        0.84%        0.86%        0.79%
   Net investment income................        2.25%(c)      1.44%        0.35%        0.19%        0.57%        1.60%
   Management and administration fees waived     --  (c)       --          0.02%        0.04%        0.14%        0.04%
   Shareholder servicing fees waived....         --  (c)       --          0.00%        0.02%         --           --
   Expenses paid indirectly.............         --  (c)      0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Financial Highlights (Continued)

                                            Six Months
                                               Ended                        Years Ended December 31,
Class B shares                             June 30, 2006   --------------------------------------------------------------
--------------                              (Unaudited)       2005         2004         2003         2002         2001
                                             ---------     ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....     $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             ---------     ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income................        0.012         0.017        0.005        0.004        0.008        0.018
   Net realized and unrealized gain (loss)
     on investments.....................        0.000         0.000        0.000        0.000        0.000        0.000
                                             ---------     ----------   ----------   ----------   ----------   ----------
   Total from investment operations.....        0.012         0.017        0.005        0.004        0.008        0.018
Less distributions from:
   Dividends from net investment income        (0.012)       (0.017)      (0.005)      (0.004)      (0.008)      (0.018)
   Net realized gains on investments....       ( --  )       ( --  )      ( --  )      ( --  )      ( --  )      ( --  )
                                             ---------     ----------   ----------   ----------   ----------   ----------
   Total Distributions..................       (0.012)       (0.017)      (0.005)      (0.004)      (0.008)      (0.018)
                                             ---------     ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..........     $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             =========     ==========   ==========   ==========   ==========   ==========
Total Return............................        1.24%(a)      1.68%        0.52%        0.39%        0.77%        1.79%
Ratios/Supplemental Data
Net assets, end of period (000's).......     $  26,860     $  20,663    $  24,030    $  15,526    $  24,778    $  19,729
Ratios to average net assets:
   Expenses, net of fees waived (b).....        0.71%(c)      0.71%        0.69%        0.63%        0.64%        0.58%
   Net investment income................        2.44%(c)      1.58%        0.58%        0.39%        0.78%        1.92%
   Management and administration fees waived     --  (c)       --          0.02%        0.04%        0.14%        0.04%
   Expenses paid indirectly.............         --  (c)      0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (Continued)


                                                  Six Months
Advantage shares                                    Ended             Years Ended December 31,             November 22, 2002
----------------                                June 30, 2006  -------------------------------------- (Commencement of Offering) to
                                                 (Unaudited)      2005          2004          2003         December 31, 2002
                                                  ---------    ----------    ----------    ----------      -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $  1.00      $  1.00       $  1.00       $  1.00             $  1.00
                                                  ---------    ----------    ----------    ----------          ----------
Income from investment operations:
   Net investment income.......................      0.011        0.014         0.003         0.002               0.000
   Net realized and unrealized gain (loss)
     on investments............................      0.000        0.000         0.000         0.000               0.000
                                                  ---------    ----------    ----------    ----------          ----------
   Total from investment operations............      0.011        0.014         0.003         0.002               0.000
Less distributions:
   Dividends from net investment income........     (0.011)      (0.014)       (0.003)       (0.002)             (0.000)
   Net realized gains on investments...........     ( --  )      ( --  )       ( --  )       ( --  )             ( --  )
                                                  ---------    ----------    ----------    ----------          ----------
   Total Distributions.........................     (0.011)      (0.014)       (0.003)       (0.002)             (0.000)
                                                  ---------    ----------    ----------    ----------          ----------
Net asset value, end of period.................   $  1.00      $  1.00       $  1.00       $  1.00             $  1.00
                                                  =========    ==========    ==========    ==========          ==========
Total Return...................................      1.08%(a)     1.38%         0.31%         0.17%               0.04%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............   $  40,395    $  48,001     $  34,387     $  34,997           $  49,822
Ratios to average net assets:
  Expenses, net of fees waived (b).............      1.02%(c)     1.00%         0.90%         0.84%               0.84%(c)
  Net investment income........................      2.13%(c)     1.34%         0.31%         0.19%               0.50%(c)
  Management and administration fees waived....       --  (c)      --           0.02%         0.04%               0.14%(c)
  Shareholder servicing and distribution fees waived 0.33%(c)     0.35%         0.43%         0.46%               0.44%(c)
  Expenses paid indirectly.....................       --  (c)     0.00%         0.00%         0.00%               0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.





























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
    600 Fifth Avenue
    New York, New York 10020


Manager
    Reich & Tang Asset Management, LLC
    600 Fifth Avenue
    New York, New York 10020


Custodian
    The Bank of New York
    2 Hanson Place, 7th Floor
    Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
    Reich & Tang Services, Inc.
    600 Fifth Avenue
    New York, New York 10020





CA6/06S

              CALIFORNIA
              DAILY
              TAX FREE
              INCOME
              FUND, INC.










                                 Semi-Annual Report
                                   June 30, 2006
                                    (Unaudited)

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S. C.ss.1350.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: August 29, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: August 29, 2006

* Print the name and title of each signing officer under his or her signature.